Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2020
Entity Registrant Name	CITIZENSSELECT FUNDS
Entity Central Index Key	0001167368
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 26, 2020
Document Effective Date	Sep. 01, 2020
Prospectus Date	Sep. 01, 2020
Dreyfus Prime Money Market Fund | Class A
Prospectus:
Trading Symbol	CZEXX